Leases - Schedule of Operating Leases (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2020	Jun. 30, 2019
Leases [Abstract]
Operating lease cost	$ 312	$ 23	$ 410	$ 30
Variable lease cost	3	15	76	20
Operating lease expense	315	38	486	50
Short-term lease rent expense	166		166
Total rent expense	$ 481	$ 38	$ 652	$ 50
Weighted-average remaining lease term - operating leases	6 years 7 months 6 days	1 year 2 months 12 days	6 years 7 months 6 days	1 year 2 months 12 days
Weighted-average monthly discount rate - operating leases	10.00%	10.00%	10.00%	10.00%